Schedule of Outstanding Lease Obligations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Lease obligations, beginning balance	$ 2,352,878	$ 2,400,565	$ 3,790,147
New lease obligations	5,692,784	3,705,417	1,159,470
Payments on lease obligations	(3,629,792)	(2,422,451)	(1,780,043)
Lease obligations, ending balance	$ 4,415,870	2,352,878	2,400,565
Disposal of leased vehicles		(975,215)	$ (769,009)
Lease obligation converted to note payable		$ (355,438)